Income Tax - Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Loss before tax	$ (307,622,000)	$ (130,370,000)	$ (1,616,000)
At the statutory blended income tax rate of 30.1% (2019 and 2018: 30.1%)	(92,548,000)	(39,222,000)	(486,000)
Effect of tax rate differences in other countries	38,012,000	6,395,000	(605,000)
Research and development credit	(6,451,000)	(3,746,000)	(2,341,000)
Statutory income/expense			46,000
Effect of non-deductible expenses	1,817,000	188,000	112,000
Tax losses and deductible temporary differences not recognized	55,898,000	44,844,000	1,462,000
Option income tax benefit	(1,331,000)
Prior year true up	658,000	(6,598,000)	(76,000)
Uncertain tax positions	(272,000)	272,000	3,056,000
Withholding tax on interest	278,000	393,000
Others	(206,000)	76,000
Tax (benefit)/charge at the Group’s effective rate (amount)	$ (4,145,000)	$ 2,602,000	$ 1,168,000
At the statutory blended income tax rate	30.10%	30.10%	30.10%
Effect of tax rate differences in other countries, rate	(12.40%)	(4.90%)	37.40%
Research and development credit, effective tax rate	2.10%	2.90%	144.90%
Effect of non-deductible expenses, effective tax rate	(0.60%)	(0.10%)	(6.90%)
Tax losses and deductible temporary differences not recognized, effective tax rate	(18.20%)	(34.50%)	(90.50%)
Option income tax benefit, effective tax rate	0.40%
Prior year true up, effective tax rate	(0.20%)	5.10%	4.70%
Uncertain tax positions, effective tax rate	0.10%	(0.20%)	(189.10%)
Withholding tax on interest, effective tax rate	(0.10%)	(0.30%)
Others, effective tax rate	0.10%	(0.10%)
Tax (benefit)/charge at the Group’s effective rate	1.30%	(2.00%)	(72.30%)